Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 3,668,419	$ 2,541,838
Salaries, gratifications and social security contributions [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	2,322,012	1,247,415
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 1,346,407	$ 1,294,423